PaineWebber Growth Fund

PaineWebber Growth and Income Fund

PaineWebber Mid Cap Fund


                       ---------------------------------
                                   PROSPECTUS

                               DECEMBER 31, 2000
                       ---------------------------------


This prospectus offers Class A, Class B, Class C and Class Y shares in three of PaineWebber's stock funds. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

  On October 6, 2000, the board of trustees for each of the above funds approved the submission to its shareholders of an Agreement and Plan of Reorganization and Termination under which the fund would transfer substantially all of its assets and liabilities to the series indicated below of PaineWebber PACE Select Advisors Trust, another open-end mutual fund (each series may be referred to as a 'PACE fund').

                                    PROPOSED MERGER PARTNER
                                    -----------------------
PaineWebber Growth Fund             PACE Large Company Growth Equity Investments

PaineWebber Growth and Income Fund  PACE Large Company Value Equity Investments

PaineWebber Mid Cap Fund            PACE Small/Medium Company Growth Equity Investments

  The same sub-advisers that now manage each fund's investments also manage the investments of the PACE fund proposed as its merger partner. If a fund's shareholders approve its proposed merger, they will receive like shares of the applicable PACE fund in exchange for their fund shares and the fund will cease operations. Each merger is expected to be a tax-free reorganization, which means that a fund's shareholders will not realize any gain or loss on their receipt of PACE fund shares in the merger and neither fund that is a party to the merger will realize any gain or loss. The proxy solicitation materials mailed to each fund's shareholders provide more information about the proposed mergers.

  You may continue to buy, sell and exchange your fund shares as described in this prospectus prior to the shareholder meetings. When you sell or exchange your fund shares, however, you generally will be subject to federal income tax on any gain you realize. If a merger proposal is approved for a fund, the fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

                                    Contents
                                   THE FUNDS

           ----------------------------------------------------------------------------------------------
What every investor                                          PaineWebber Growth Fund
should know about                         3                      Investment Objective, Strategies and Risks
the funds                                 4                      Performance
                                          5                      Expenses and Fee Tables
                                                             PaineWebber Growth and Income Fund
                                          6                      Investment Objective, Strategies and Risks
                                          8                      Performance
                                          9                      Expenses and Fee Tables
                                                             PaineWebber Mid Cap Fund
                                         10                      Investment Objective, Strategies and Risks
                                         11                      Performance
                                         12                      Expenses and Fee Tables
                                         13                      More About Risks and Investment Strategies


                                      YOUR INVESTMENT
           ----------------------------------------------------------------------------------------------
Information for                          15                      Managing Your Fund Account
managing your fund                                               -- Flexible Pricing
account                                                          -- Buying Shares
                                                                 -- Selling Shares
                                                                 -- Exchanging Shares
                                                                 -- Pricing and Valuation


                                   ADDITIONAL INFORMATION
           ----------------------------------------------------------------------------------------------
Additional important                     20                      Management
information about                        22                      Dividends and Taxes
the funds                                23                      Financial Highlights
           ----------------------------------------------------------------------------------------------
Where to learn more                                              Back Cover
about PaineWebber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Growth Fund

                            PaineWebber Growth Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks that are believed to have substantial potential for capital growth.

The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers, and the fund also may invest in bonds. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risk.

The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Alliance Capital Management L.P. ('Alliance Capital') and State Street Global Advisors ('SSgA') to serve as the fund's sub-advisers. Mitchell Hutchins allocates the fund's assets between the two sub-advisers and has initially allocated approximately 60% of the fund's assets to Alliance Capital and approximately 40% to SSgA. Mitchell Hutchins may change this allocation at any time. The relative values of each sub-adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, Alliance Capital follows its 'disciplined growth' strategy and seeks to identify the best combinations of earnings growth and reasonable valuation in selecting stocks for the fund. Alliance Capital ranks each stock in its investment universe based on its analysts' assessments and fundamental research that includes six measures of earnings growth and valuation. The fund normally invests in stocks that rank in the top 30% of this research universe and generally sells stocks that rank in the bottom half.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Growth Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap growth universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Growth Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 Index Strategy Risk -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

 Technology Sector Risk -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

 Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Growth Fund

                                 PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, when Mitchell Hutchins managed the fund's assets.

TOTAL RETURN ON CLASS A SHARES

                              [PERFORMANCE GRAPH]


Calendar Year....   1990      1991      1992     1993     1994     1995     1996     1997      1998    1998
Total Return.....  -7.72%    47.61%     4.15%   19.17%   -10.90%  33.02%   14.11%   17.01%    31.95%  32.43%

Total return January 1, 2000 to September 30, 2000  -- (2.33)%

Best quarter during years shown: 4th quarter, 1998  -- 29.99%

Worst quarter during years shown: 3rd quarter, 1990  -- (19.03)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

CLASS                                                CLASS A    CLASS B*  CLASS C    CLASS Y   S&P 500
(INCEPTION DATE)                                    (3/18/85)   (7/1/91)  (7/2/92)  (8/26/91)   INDEX
----------------                                    ---------   --------  --------  ---------   -----
One Year..........................................    26.46%     26.35%    30.39%    32.86%    21.03%
Five Years........................................    24.27%     24.25%    24.43%    25.78%    28.54%
Ten Years.........................................    16.14%      N/A       N/A       N/A      18.19%
Life of Class.....................................    16.52%     17.73%    18.23%    17.83%      **

---------

*  Assumes conversion of Class B shares to Class A shares after six years.
** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
  Class A -- 18.55%; Class B -- 20.29%; Class C -- 21.24%; Class Y -- 19.74%.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Growth Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.............................................   0.75%      0.75%      0.75%     0.75%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.16       0.22       0.19      0.11
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.16%      1.97%      1.94%     0.86%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                          ------   -------   -------   --------
Class A.................................................   $563     $802     $1,060     $1,796
Class B (assuming sale of all shares at end of
  period)...............................................    700      918      1,262      1,894
Class B (assuming no sale of shares)....................    200      618      1,062      1,894
Class C (assuming sale of all shares at end of
  period)...............................................    297      609      1,047      2,264
Class C (assuming no sale of shares)....................    197      609      1,047      2,264
Class Y.................................................     88      274        477      1,061

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund

                       PaineWebber Growth and Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that are believed to have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Institutional Capital Corporation ('ICAP'), Westwood Management Corporation ('Westwood') and State Street Global Advisors ('SSgA') to serve as the fund's sub-advisers. Mitchell Hutchins allocates the fund's assets among the three sub-advisers and has initially allocated approximately 50% of the fund's assets to SSgA and approximately 25% each to ICAP and Westwood. Mitchell Hutchins may change this allocation at any time. The relative value of each sub-adviser's share of the fund's assets also may change over time.

In managing its share of the fund's assets, ICAP uses its proprietary valuation model to identify large-capitalization companies that ICAP believes offer the best relative values because they sell below the price-to-earnings ratio warranted by their prospects. ICAP looks for companies where a catalyst for a positive change is about to occur with potential to produce stock appreciation of 20% or more relative to the market over a 12 to 18 month period. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or a new product). ICAP also uses internally generated research to evaluate the financial condition and business prospects of every company it considers. ICAP monitors each stock purchased and sells the stock when its target price is achieved, the catalyst becomes inoperative or ICAP identifies another stock with greater opportunity for appreciation.

In managing its share of the fund's assets, Westwood maintains a list of securities that it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if Westwood's forecast for growth rates and earnings estimates exceeds Wall Street expectations or Westwood's forecasted price/earnings ratio is less than the forecasted growth rate. Westwood monitors the issuing companies and will sell a stock if Westwood expects limited future price appreciation or the projected price/earnings ratio exceeds the three-year growth rate.

In managing its share of the fund's assets, SSgA seeks to outperform the Russell 1000 Value Index (before fees and expenses). SSgA uses several independent valuation measures to identify investment opportunities within a large cap value universe and combines factors to produce an overall rank. Comprehensive research determines the optimal weighting of these perspectives to arrive at strategies that vary by industry. SSgA ranks all companies within the investable universe from top to bottom based on their relative attractiveness. SSgA constructs the fund's portfolio by selecting the highest ranked stocks from the universe and manages deviations from the benchmark to maximize the risk/reward trade-off. The resulting portfolio has characteristics similar to the Russell 1000 Value Index. SSgA generally sells stocks that no longer meet its selection criteria or that it believes otherwise may adversely affect the fund's performance relative to that of the index.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund

 fund could lose all of its investment in a company's stock.

 Index Strategy Risk -- SSgA's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

 Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, when Mitchell Hutchins managed the fund's assets.

TOTAL RETURN ON CLASS A SHARES


                          [PERFORMANCE GRAPH]


Calendar Year.....  1990      1991      1992     1993    1994     1995     1996     1997      1998    1999
Total Return...... -1.01%    35.34%     3.90%   -2.59%  -5.87%   33.21%   23.46%   31.86%    17.97%   9.03%

Total return January 1, 2000 to September 30, 2000  --  (4.88)%
Best quarter during years shown: 4th quarter, 1998   --  20.96%
Worst quarter during years shown: 3rd quarter, 1998   --  (13.95)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

CLASS                                                CLASS A     CLASS B*   CLASS C     CLASS Y    S&P 500
(INCEPTION DATE)                                    (12/20/83)   (7/1/91)   (7/2/92)   (2/12/92)    INDEX
----------------                                    ----------   --------   --------   ---------    -----
One Year..........................................     4.12%       3.21%      7.23%      9.31%     21.03%
Five Years........................................    21.64%      21.64%     21.83%     23.10%     28.54%
Ten Years.........................................    13.02%       N/A        N/A        N/A       18.19%
Life of Class.....................................    13.45%      13.78%     13.90%     13.64%         **

---------

 * Assumes conversion of Class B shares to Class A shares after six years.
** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
  Class A -- 18.07%; Class B -- 20.29%; Class C -- 21.24%; Class Y -- 20.20%.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.............................................   0.70%      0.70%      0.70%     0.70%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.20       0.25       0.24      0.15
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.15%      1.95%      1.94%     0.85%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                          ------   -------   -------   --------
Class A.................................................   $562     $799     $1,054     $1,785
Class B (assuming sale of all shares at end of
  period)...............................................    698      912      1,252      1,877
Class B (assuming no sale of shares)....................    198      612      1,052      1,877
Class C (assuming sale of all shares at end of
  period)...............................................    297      609      1,047      2,264
Class C (assuming no sale of shares)....................    197      609      1,047      2,264
Class Y.................................................     87      271        471      1,049

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Mid Cap Fund

                            PaineWebber Mid Cap Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of medium capitalization ('mid cap') companies that are believed to have substantial potential for capital growth. The fund considers companies with market capitalizations of between $750 million and $8 billion to be mid cap.

The fund also invests, to a lesser extent, in stocks of larger and smaller companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's manager, Mitchell Hutchins Asset Management Inc., has appointed Delaware Management Company to serve as the fund's sub-adviser. In deciding which stocks to buy for the fund, Delaware Management Company employs a bottom-up, fundamental analysis to attempt to identify companies that have substantially above-average earnings growth because of management changes, new products, growth of established products or structural changes in the economy. Delaware Management Company also considers the quality of a company's management team and the strength of its finances and internal controls in selecting stocks for the fund. Although Delaware Management Company follows companies in a full range of market sectors, it may focus on a limited number of attractive industries. Delaware Management Company generally sells stocks that no longer meet its selection criteria, are at risk for fundamental deterioration or when it identifies more attractive investment opportunities.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 Limited Capitalization Risk -- Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

 Technology Sector Risk -- The fund may invest a significant portion of its assets in the stocks of companies in the technology sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance may be adversely affected by unfavorable developments in the technology sector.

 Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

 Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Mid Cap Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index of mid-cap companies that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true for the period prior to October 10, 2000, when Mitchell Hutchins managed the fund's assets.

TOTAL RETURN ON CLASS A SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                             [PERFORMANCE GRAPH]


Calendar Year       1990      1991      1992    1993     1994      1995    1996      1997     1998    1999
Total Return                                   16.10%   -1.36%    28.79%  17.87%    15.14%   11.81%  48.37%


Total return January 1, 2000 to September 30, 2000  -- 4.69%

Best quarter during years shown: 4th quarter, 1999  -- 41.92%

Worst quarter during years shown: 3rd quarter, 1998  -- (18.10)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

CLASS                                          CLASS A    CLASS B*  CLASS C    CLASS Y   S&P MIDCAP 400
(INCEPTION DATE)                               (4/7/92)   (4/7/92)  (7/2/92)  (3/17/98)      INDEX
----------------                               --------   --------  --------  ---------      -----
One Year....................................    41.65%     41.96%    46.17%    48.80%        14.72%
Five Years..................................    22.60%     22.54%    22.78%     N/A          23.05%
Life of Class...............................    17.51%     17.45%    19.06%    26.02%          **

---------
 * Assumes conversion of Class B shares to Class A shares after six years. ** Average annual total returns for the S&P MidCap 400 Index for the life of each class were as follows: Class A -- 17.48%; Class B -- 17.48%;
   Class C -- 18.62%; Class Y -- 12.60%.

                                  ------------
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                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Mid Cap Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               1.00%      1.00%      1.00%     1.00%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.25       0.29       0.26      0.24
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.50%      2.29%      2.26%     1.24%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A................................................   $596    $  903    $1,232     $2,160
Class B (assuming sale of all shares at end of
  period)..............................................    732     1,015     1,425      2,246
Class B (assuming no sale of shares)...................    232       715     1,225      2,246
Class C (assuming sale of all shares at end of
  period)..............................................    329       706     1,210      2,595
Class C (assuming no sale of shares)...................    229       706     1,210      2,595
Class Y................................................    126       393       681      1,500

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                               Prospectus Page 12

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                          ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

                                MORE ABOUT RISKS
                           AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Derivatives Risk. The value of 'derivatives' -- so-called because their value 'derives' from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or 'hedge' the overall risk of its portfolio, the hedge may not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Foreign Investing Risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

Index Strategy Risk. Performance of the portions of Growth Fund and Growth and Income Fund managed by SSgA may deviate from that of an index because of shareholder purchases and sales of shares, which can occur daily, and because of fees and expenses borne by a fund.

Limited Capitalization Risk. Securities of mid cap companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In general, all of these risks are greater for small capitalization companies than for mid cap companies. In addition, small capitalization companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

ADDITIONAL RISKS

Credit and Interest Rate Risks. Each fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade (commonly known as 'junk bonds') involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest

                                  ------------
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                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Interest rate risk is the primary source of risk for U.S. government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds.

ADDITIONAL INVESTMENT STRATEGIES

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. In addition, if a fund's board appoints a new sub-adviser to manage all or a portion of the fund's investments, it may increase its cash reserves to facilitate the transition to the investment style and strategies of the new sub-adviser. Since these investments provide relatively low income, a defensive or transitional position may not be consistent with achieving a fund's investment objective. Each fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, except in the case of Growth Fund, as part of its ordinary investment strategy.

Portfolio Turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered 'short-term' for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading to limit expenses or the tax effect that the fund's distributions may have on shareholders. After assuming responsibility for managing the funds' assets on October 10, 2000, the new sub-advisers started realigning their funds' portfolios to reflect their proprietary investment strategies. That realignment, which is still ongoing for Growth Fund and Growth and Income Fund, has resulted in higher portfolio turnover than normal for each fund. Growth Fund and Growth and Income Fund also have realized greater long-term capital gains for tax purposes than normal, a significant portion of which the fund must distribute to its shareholders as a taxable distribution in 2001.

                                  ------------
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                               Prospectus Page 14

--------------------------------------------------------------------------------
                           ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

                          MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares -- Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.
CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES

                                               SALES CHARGE AS A PERCENTAGE OF:     REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                         OFFERING PRICE   NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
--------------------                         --------------   -------------------   ----------------------------------
Less than $50,000..........................       4.50%               4.71%                        4.25%
$50,000 to $99,999.........................       4.00                4.17                         3.75
$100,000 to $249,999.......................       3.50                3.63                         3.25
$250,000 to $499,999.......................       2.50                2.56                         2.25
$500,000 to $999,999.......................       1.75                1.78                         1.50
$1,000,000 and over(1).....................       None                None                         1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to the dealer.

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

  your spouse, parents or children under age 21;

  your Individual Retirement Accounts (IRAs);

  certain employee benefit plans, including 401(k) plans;

  a company that you control;

  a trust that you created;

  Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

  accounts with the same adviser.

                                  ------------
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                               Prospectus Page 15

--------------------------------------------------------------------------------
                           ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

You may qualify for a complete waiver of the sales charge if you:

 Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

   --  you were the Financial Advisor's client at the competing brokerage firm;

   -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

   -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

 Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

 Are a participant in the PaineWebber Members Only'sm' Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

 Acquire these shares through a PaineWebber InsightOne'sm' Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                            PERCENTAGE BY WHICH THE
       IF YOU SELL             SHARES' NET ASSET
      SHARES WITHIN:         VALUE IS MULTIPLIED:
      --------------         --------------------
1st year since purchase...             5%
2nd year since purchase...             4
3rd year since purchase...             3
4th year since purchase...             2
5th year since purchase...             2
6th year since purchase...             1
7th year since purchase...           None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 First, Class B shares representing reinvested dividends, and

 Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 You participate in the Systematic Withdrawal Plan;

 You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

 You receive a tax-free return of an excess IRA contribution;

 You receive a tax-qualified retirement plan distribution following retirement; The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship;
 The shares are held in trust and the death of the trustee requires liquidation of the trust; or
 The shares are sold in connection with a transfer from an existing PaineWebber mutual fund
                                  ------------
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                               Prospectus Page 16

--------------------------------------------------------------------------------
                           ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

 SIMPLE IRA to another fund group's SIMPLE IRA.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Sales Charge Waivers. You may qualify for a waiver of deferred sales charge on a sale of shares if:

 You are a 401(k) or 403(b) qualified employee benefit plan with less than 100 eligible employees or less than $1 million in assets; or

 The shares are sold in connection with a transfer from an existing PaineWebber mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sale charge waivers described above, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on a fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 Buy shares through PaineWebber's PACE'sm' Multi Advisor Program;

 Buy $10 million or more of PaineWebber fund shares at any one time;

 Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you wish to invest in other PaineWebber funds, you can do so by:

 Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 Mailing an application with a check; or

 Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

                                  ------------
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                               Prospectus Page 17

--------------------------------------------------------------------------------
                           ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS

To open an account...............  $1,000

To add to an account.............  $  100

Each fund may waive or reduce these amounts for:

 Employees of PaineWebber or its affiliates; or

 Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as 'market timing'. When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 Your name and address;

 The fund's name;

 The fund account number;

 The dollar amount or number of shares you want to sell; and

 A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of

                                  ------------
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                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber and Correspondent Firm Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

Other Investors. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 Your name and address;

 The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 Your account number;

 How much you are exchanging (by dollar amount or by number of shares to be sold); and

 A guarantee of your signature. (See 'Selling Shares' for information on obtaining a signature guarantee.)

Mail the letter to:

    PFPC Inc.
    Attn.: PaineWebber Mutual Funds
    P.O. Box 8950
    Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

                                  ------------
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                               Prospectus Page 19

--------------------------------------------------------------------------------
                           ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

                                    MANAGEMENT
--------------------------------------------------------------------------------

MANAGER

Mitchell Hutchins Asset Management Inc. is the manager and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is an indirect wholly owned subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On November 30, 2000, Mitchell Hutchins was manager, adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $59.5 billion.

Mitchell Hutchins, with the approval of each fund's board, has appointed investment sub-advisers for the funds and reviews the performance of those sub-advisers.

SUB-ADVISERS AND PORTFOLIO MANAGERS

GROWTH FUND. Alliance Capital Management L.P. ('Alliance Capital') and State Street Global Advisors ('SSgA') serve as sub-advisers for this fund. Alliance Capital is located at 1345 Avenue of the Americas, New York, New York 10105. It is a leading international investment manager supervising client accounts with assets as of September 30, 2000 of approximately $388 billion.

Jane Mack Gould is primarily responsible for the day-to-day portfolio management of the fund's assets allocated to Alliance Capital and has held her fund responsibilities since October 10, 2000. Ms. Gould is a senior vice president and portfolio manager and has been with Alliance Capital since 1971.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

GROWTH AND INCOME FUND. Institutional Capital Corporation ('ICAP'), Westwood Management Corporation ('Westwood') and State Street Global Advisors ('SSgA') serve as sub-advisers for this fund. ICAP is located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229, and has been in the investment management business since 1970. As of September 30, 2000, ICAP had approximately $14.4 billion in assets under management. ICAP uses a team approach in the day-to-day management of its share of the fund's assets. ICAP has held its fund responsibilities since October 10, 2000.

Westwood is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, and has been in the investment management business since 1983. As of September 30, 2000, Westwood had approximately $3.2 billion in assets under management.
Susan M. Byrne, president of Westwood since 1983, is the lead portfolio manager. She and a team of five research analysts are primarily responsible for the day-to-day management of Westwood's share of the fund's assets. They have held their fund responsibilities since October 10, 2000.

SSgA is located at Two International Place, Boston, Massachusetts 02110, and is the investment management division of State Street Bank and Trust Company. As of September 30, 2000, SSgA had approximately $741 billion under management. SSgA uses a team approach in the day-to-day management of its share of the fund's assets. SSgA has held its fund responsibilities since October 10, 2000.

MID CAP FUND. Delaware Management Company serves as sub-adviser for this fund. Delaware Management Company is located at One Commerce Square, Philadelphia, PA 19103. Delaware Management Company and its predecessors have been managing funds for affiliated organizations in the financial services industry since 1938. As of September 30, 2000, Delaware Management Company and its affiliates had over $80 billion in assets under management.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

Gerald S. Frey is primarily responsible for the fund's day-to-day portfolio management and has held his fund responsibilities since October 10, 2000.
Mr. Frey is a vice president of Delaware Management Company. Prior to joining the group of companies of which Delaware Management Company is a part in 1996, Mr. Frey was a senior director with Morgan Grenfell Capital Management, Incorporated in New York. He has 18 years of experience in the money management business.

In making investment decisions for the fund, Mr. Frey regularly consults with other members of the Delaware Management Company team: John A. Heffern, Marshall T. Bassett, Jeffrey Hynoski, Steven Lampe, Lori F. Wachs and Frank Houghton. All team members have held their fund responsibilities since October 10, 2000.

Mr. Heffern joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was a senior vice president, equity research at NatWest Security Corporation's Specialty Financial Services unit. Prior to that, he was a principal and senior regional bank analyst at Alex. Brown & Sons.

Mr. Bassett joined Delaware Management Company in 1997 and serves as a vice president. Previously, he was employed by Morgan Stanley Asset Management's Emerging Growth Group, most recently as a vice president, where he analyzed small growth companies. Prior to that, he was trust officer at Sovran Bank and Trust Company.

Mr. Hynoski joined Delaware Management Company in 1998 and serves as a vice president. Previously, he held the position of vice president with Bessemer Trust since 1993. Prior to that, he served as an analyst for Lord Abbett and Cowen Asset Management. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry.

Mr. Lampe joined Delaware Management Company in 1995 and serves as a vice president. Prior to that, he held a manager position with Price Waterhouse servicing the financial services industry.

Ms. Wachs joined Delaware Management Company in 1992 and serves as an assistant vice president. Previously, she was an equity analyst at Goldman Sachs & Company for two years.

Mr. Houghton joined Delaware Management Company in March 2000 and serves as a vice president. Previously, he was a vice president and a portfolio manager with Lynch & Mayer, a Delaware affiliate, since 1990.

ADVISORY FEES

The funds paid fees to Mitchell Hutchins for advisory and administrative services during the last fiscal year at the following rate of average daily net assets:

Growth Fund....................  0.75%
Growth and Income Fund.........  0.70%
Mid Cap Fund...................  1.00%

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the shareholders of the funds have not been asked to do so.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

                             DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Growth and Income Fund normally pays dividends semi-annually and distributes any gains annually. The other funds normally declare and pay dividends and distribute any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Growth and Income Fund expects that its dividends will include both ordinary income and capital gain distributions. The other funds expect that their dividends will be comprised primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you annually how you should treat its dividends for tax purposes.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
                             PaineWebber Growth Fund
                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER GROWTH FUND

                                                             CLASS A
                                       ----------------------------------------------------
                                                  FOR THE YEARS ENDED AUGUST 31,
                                       ----------------------------------------------------
                                         2000       1999       1998       1997       1996
                                         ----       ----       ----       ----       ----
Net asset value, beginning of year...  $  26.85   $  20.08   $  25.94   $  24.37   $  22.27
                                       --------   --------   --------   --------   --------
Net investment income (loss).........     (0.08)     (0.10)     (0.09)     (0.08)@    (0.12)
Net realized and unrealized gains
 from investments....................      8.99       8.88       1.01       3.76 @     4.06
                                       --------   --------   --------   --------   --------
Total increase from investment
 operations..........................      8.91       8.78       0.92       3.68       3.94
                                       --------   --------   --------   --------   --------
Distributions from net realized gains
 from investment transactions........     (1.94)     (2.01)     (6.78)     (2.11)     (1.84)
                                       --------   --------   --------   --------   --------
Net asset value, end of year.........  $  33.82   $  26.85   $  20.08   $  25.94   $  24.37
                                       --------   --------   --------   --------   --------
                                       --------   --------   --------   --------   --------
Total investment return(1)...........     34.04%     44.97%      3.37%     15.85%     18.43%
                                       --------   --------   --------   --------   --------
                                       --------   --------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's)......  $448,960   $295,906   $202,253   $201,725   $203,882
Expenses to average net assets, net
 of waivers from adviser.............      1.15%      1.15%      1.19%      1.27%      1.28%
Expenses to average net assets,
 before fee waivers from adviser.....      1.16%      1.15%      1.19%      1.27%      1.28%
Net investment loss to average net
 assets, net of waivers from
 adviser.............................     (0.27)%    (0.41)%    (0.39)%    (0.32)%    (0.49)%
Net investment loss to average net
 assets before fee waivers from
 adviser.............................     (0.28)%    (0.41)%    (0.39)%    (0.32)%    (0.49)%
Portfolio turnover...................        23%        38%        52%        86%        60%

                                                            CLASS B
                                       --------------------------------------------------
                                                 FOR THE YEARS ENDED AUGUST 31,
                                       --------------------------------------------------
                                        2000      1999       1998       1997       1996
                                        ----      ----       ----       ----       ----
Net asset value, beginning of year...  $ 24.26   $ 18.44   $  24.51   $  23.30   $  21.53
                                       -------   -------   --------   --------   --------
Net investment income (loss).........    (0.31)    (0.30)     (0.30)     (0.26)@    (0.39)
Net realized and unrealized gains
 from investments....................     8.09      8.13       1.01       3.58 @     4.00
                                       -------   -------   --------   --------   --------
Total increase from investment
 operations..........................     7.78      7.83       0.71       3.32       3.61
                                       -------   -------   --------   --------   --------
Distributions from net realized gains
 from investment transactions........    (1.94)    (2.01)     (6.78)     (2.11)     (1.84)
                                       -------   -------   --------   --------   --------
Net asset value, end of year.........  $ 30.10   $ 24.26   $  18.44   $  24.51   $  23.30
                                       -------   -------   --------   --------   --------
                                       -------   -------   --------   --------   --------
Total investment return(1)...........    32.96%    43.75%      2.55%     14.98%     17.48%
                                       -------   -------   --------   --------   --------
                                       -------   -------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's)......  $72,769   $85,576   $ 74,094   $115,529   $140,551
Expenses to average net assets, net
 of waivers from adviser.............     1.96%     1.96%      1.99%      2.06%      2.06%
Expenses to average net assets,
 before fee waivers from adviser.....     1.97%     1.96%      1.99%      2.06%      2.06%
Net investment loss to average net
 assets, net of waivers from
 adviser.............................    (1.08)%   (1.22)%    (1.18)%    (1.12)%    (1.27)%
Net investment loss to average net
 assets before fee waivers from
 adviser.............................    (1.09)%   (1.22)%    (1.18)%    (1.12)%    (1.27)%
Portfolio turnover...................       23%       38%        52%        86%        60%

---------

 @ Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.
                                   ------------
--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            -------------------------
                             PaineWebber Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

PAINEWEBBER GROWTH FUND

                            CLASS C                                                  CLASS Y
    -------------------------------------------------------      -----------------------------------------------
                FOR THE YEARS ENDED AUGUST 31,                           FOR THE YEARS ENDED AUGUST 31,
    -------------------------------------------------------      -----------------------------------------------
     2000        1999        1998        1997        1996         2000      1999      1998      1997      1996
     ----        ----        ----        ----        ----         ----      ----      ----      ----      ----
    $ 24.56     $ 18.65     $ 24.71     $ 23.48     $ 21.68      $ 27.79   $ 20.67   $ 26.46   $ 24.74   $ 22.53
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
      (0.28)      (0.26)      (0.27)      (0.27)@     (0.34)        0.01     (0.03)    (0.03)    (0.01)@   (0.02)

       8.17        8.18        0.99        3.61 @      3.98         9.35      9.16      1.02      3.84 @    4.07
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
       7.89        7.92        0.72        3.34        3.64         9.36      9.13      0.99      3.83      4.05
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------

      (1.94)      (2.01)      (6.78)      (2.11)      (1.84)       (1.94)    (2.01)    (6.78)    (2.11)    (1.84)
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    $ 30.51     $ 24.56     $ 18.65     $ 24.71     $ 23.48      $ 35.21   $ 27.79   $ 20.67   $ 26.46   $ 24.74
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
      33.01%      43.74%       2.59%      14.95%      17.50%       34.52%    45.40%     3.61%    16.24%    18.72%
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    -------     -------     -------     -------     -------      -------   -------   -------   -------   -------
    $52,716     $35,793     $21,714     $24,760     $29,923      $45,247   $33,383   $21,440   $20,281   $21,409

       1.93%       1.94%       1.99%       2.07%       2.07%        0.85%     0.86%     0.91%     1.00%     1.02%

       1.94%       1.94%       1.99%       2.07%       2.07%        0.86%     0.86%     0.91%     1.00%     1.02%

      (1.05)%     (1.20)%     (1.19)%     (1.13)%     (1.28)%       0.03%    (0.12)%   (0.12)%   (0.05)%   (0.23)%

      (1.06)%     (1.20)%     (1.19)%     (1.13)%     (1.28)%       0.02%    (0.12)%   (0.12)%   (0.05)%   (0.23)%
         23%         38%         52%         86%         60%          23%       38%       52%       86%       60%

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER GROWTH AND INCOME FUND

                                                            CLASS A
                                      ----------------------------------------------------
                                                 FOR THE YEARS ENDED AUGUST 31,
                                      ----------------------------------------------------
                                        2000       1999       1998       1997       1996
                                        ----       ----       ----       ----       ----
Net asset value, beginning of
 year...............................  $  32.07   $  26.92   $  30.60   $  24.35   $  22.52
                                      --------   --------   --------   --------   --------
Net investment income (loss)........      0.14@      0.13       0.19       0.23       0.22
Net realized and unrealized gains
 (losses) from investments..........      3.67@      6.88      (0.99)      9.29       3.46
                                      --------   --------   --------   --------   --------
Total increase (decrease) from
 investment operations..............      3.81       7.01      (0.80)      9.52       3.68
                                      --------   --------   --------   --------   --------
Dividends from net investment
 income.............................     (0.06)     (0.08)     (0.21)     (0.25)     (0.34)
Distributions from net realized
 gains from investment
 transactions.......................     (1.27)     (1.78)     (2.67)     (3.02)     (1.51)
                                      --------   --------   --------   --------   --------
Total dividends and distributions to
 shareholders.......................     (1.33)     (1.86)     (2.88)     (3.27)     (1.85)
                                      --------   --------   --------   --------   --------
Net asset value, end of year........  $  34.55   $  32.07   $  26.92   $  30.60   $  24.35
                                      --------   --------   --------   --------   --------
                                      --------   --------   --------   --------   --------
Total investment return(1)..........     12.15%     26.48%     (3.51)%    42.42%     17.40%
                                      --------   --------   --------   --------   --------
                                      --------   --------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's).....  $760,386   $844,415   $670,606   $441,699   $276,016
Expenses to average net assets......      1.15%      1.08%      1.07%      1.15%      1.20%(2)
Net investment income (loss) to
 average net assets.................      0.43%      0.41%      0.71%      0.88%      0.98%(2)
Portfolio turnover..................        50%        57%        62%        70%       112%

                                                            CLASS B
                                      ----------------------------------------------------
                                                 FOR THE YEARS ENDED AUGUST 31,
                                      ----------------------------------------------------
                                        2000       1999       1998       1997       1996
                                        ----       ----       ----       ----       ----
Net asset value, beginning of
 year...............................  $  31.72   $  26.77   $  30.46   $  24.26   $  22.37
                                      --------   --------   --------   --------   --------
Net investment income (loss)........     (0.12)@    (0.15)     (0.02)      0.04       0.04
Net realized and unrealized gains
 (losses) from investments..........      3.62@      6.88      (1.02)      9.23       3.45
                                      --------   --------   --------   --------   --------
Total increase (decrease) from
 investment operations..............      3.50       6.73      (1.04)      9.27       3.49
                                      --------   --------   --------   --------   --------
Dividends from net investment
 income.............................     --         --         --         (0.05)     (0.09)
Distributions from net realized
 gains from investment
 transactions.......................     (1.27)     (1.78)     (2.65)     (3.02)     (1.51)
                                      --------   --------   --------   --------   --------
Total dividends and distributions to
 shareholders.......................     (1.27)     (1.78)     (2.65)     (3.07)     (1.60)
                                      --------   --------   --------   --------   --------
Net asset value, end of year........  $  33.95   $  31.72   $  26.77   $  30.46   $  24.26
                                      --------   --------   --------   --------   --------
                                      --------   --------   --------   --------   --------
Total investment return(1)..........     11.27%     25.51%     (4.28)%    41.33%     16.49%
                                      --------   --------   --------   --------   --------
                                      --------   --------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's).....  $223,416   $306,557   $353,150   $376,840   $277,753
Expenses to average net assets......      1.95%      1.86%      1.87%      1.93%      1.99%(2)
Net investment income (loss) to
 average net assets.................     (0.39)%    (0.37)%    (0.08)%     0.11%      0.17%(2)
Portfolio turnover..................        50%        57%        62%        70%       112%

---------
 @  Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
                       PaineWebber Growth and Income Fund

                             FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

PAINEWEBBER GROWTH AND INCOME FUND

                          CLASS C                                             CLASS Y
     --------------------------------------------------   -----------------------------------------------
               FOR THE YEARS ENDED AUGUST 31,                     FOR THE YEARS ENDED AUGUST 31,
     --------------------------------------------------   -----------------------------------------------
       2000       1999       1998      1997      1996      2000      1999      1998      1997      1996
       ----       ----       ----      ----      ----      ----      ----      ----      ----      ----
     $  31.78   $  26.82   $  30.53   $ 24.33   $ 22.43   $ 32.12   $ 26.92   $ 30.59   $ 24.35   $ 22.54
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
        (0.12)@    (0.12)      0.01      0.05      0.05      0.24@     0.24      0.30      0.32      0.30
         3.63@      6.86      (1.03)     9.24      3.46      3.68@     6.86     (1.02)     9.26      3.45
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
         3.51       6.74      (1.02)     9.29      3.51      3.92      7.10     (0.72)     9.58      3.75
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
        --         --         (0.02)    (0.07)    (0.10)    (0.11)    (0.12)    (0.28)    (0.32)    (0.43)
        (1.27)     (1.78)     (2.67)    (3.02)    (1.51)    (1.27)    (1.78)    (2.67)    (3.02)    (1.51)
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
        (1.27)     (1.78)     (2.69)    (3.09)    (1.61)    (1.38)    (1.90)    (2.95)    (3.34)    (1.94)
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
     $  34.02   $  31.78   $  26.82   $ 30.53   $ 24.33   $ 34.66   $ 32.12   $ 26.92   $ 30.59   $ 24.35
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
        11.28%     25.49%     (4.23)%   41.30%    16.52%    12.48%    26.82%    (3.24)%   42.74%    17.77%
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
     --------   --------   --------   -------   -------   -------   -------   -------   -------   -------
     $130,866   $165,948   $149,458   $84,922   $43,148   $47,946   $65,104   $65,518   $46,745   $22,942
         1.94%      1.85%      1.85%     1.92%     1.99%(2)  0.85%     0.79%     0.80%     0.88%     0.92%(2)
        (0.37)%    (0.36)%    (0.07)%    0.10%     0.18%(2)  0.71%     0.70%     0.99%     1.14%     1.26%(2)
           50%        57%        62%       70%      112%       50%       57%       62%       70%      112%

                                  ------------
--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
                            PaineWebber Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PAINEWEBBER MID CAP FUND

                                                       CLASS A                                             CLASS B
                          ------------------------------------------------------------------    ------------------------------
                                                 FOR THE                                                             FOR THE
                                                   FIVE                                                                FIVE
                             FOR THE YEARS        MONTHS                                          FOR THE YEARS       MONTHS
                           ENDED AUGUST 31,       ENDED       FOR THE YEARS ENDED MARCH 31,     ENDED AUGUST 31,      ENDED
                          -------------------   AUGUST 31,   -------------------------------    -----------------   AUGUST 31,
                            2000       1999       1998#        1998        1997       1996       2000      1999       1998#
                          --------   --------     -----        ----        ----       ----      -------   -------     -----
Net asset value,
 beginning of period....  $  10.67   $   7.97    $ 15.00     $  13.44    $ 15.61    $ 12.81     $ 10.59   $  7.99    $ 15.07
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
Net investment loss.....     (0.12)     (0.07)     (0.03)       (0.13)     (0.17)     (0.16)      (0.25)    (0.27)     (0.07)
Net realized unrealized
 gains (losses) from
 investment
 transactions...........      7.21       3.43      (3.15)        5.15       0.32       3.71        7.15      3.53      (3.16)
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
Net increase (decrease)
 from investment
 operations.............      7.09       3.36      (3.18)        5.02       0.15       3.55        6.90      3.26      (3.23)
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
Distributions from net
 realized gains from
 investments............     (0.93)     (0.66)     (3.85)       (3.46)     (2.32)     (0.75)      (0.93)    (0.66)     (3.85)
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
Net asset value, end of
 period.................  $  16.83   $  10.67    $  7.97     $  15.00    $ 13.44    $ 15.61     $ 16.56   $ 10.59    $  7.99
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
Total investment
 return(1)..............     69.33%     43.38%    (27.31)%      41.50%     (0.21)%    28.16%      68.00%    41.95%    (27.54)%
                          --------   --------    -------     --------    -------    -------     -------   -------    -------
                          --------   --------    -------     --------    -------    -------     -------   -------    -------

Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $184,433   $113,126    $90,650     $101,698    $76,909    $76,558     $35,136   $28,077    $54,978
Expenses to average net
 assets, net of waivers
 from adviser...........      1.49%      1.60%      1.48%*       1.51%      1.60%      1.58%       2.28%     2.55%      2.32%*
Expenses to average net
 assets, before fee
 waivers from adviser...      1.50%      1.60%      1.48%        1.51%      1.60%      1.58%       2.29%     2.55%      2.32%
Net investment loss to
 average net assets, net
 of waivers from
 adviser................     (0.87)%    (0.64)%    (0.61)%*     (1.16)%    (1.20)%    (1.11)%     (1.66)%   (1.61)%    (1.48)%*
Net investment loss to
 average net assets
 before fee waivers from
 adviser................     (0.88)%    (0.64)%    (0.61)%      (1.16)%    (1.20)%    (1.11)%     (1.67)%   (1.61)%    (1.48)%
Portfolio turnover......        71%        79%        80%          64%        56%        57%         71%       79%        80%

                                     CLASS B
                          ------------------------------

                          FOR THE YEARS ENDED MARCH 31,
                          ------------------------------
                            1998       1997       1996
                            ----       ----       ----
Net asset value,
 beginning of period....  $  13.59   $  15.88   $  13.11
                          --------   --------   --------
Net investment loss.....     (0.31)     (0.31)     (0.29)
Net realized unrealized
 gains (losses) from
 investment
 transactions...........      5.25       0.34       3.81
                          --------   --------   --------
Net increase (decrease)
 from investment
 operations.............      4.94       0.03       3.52
                          --------   --------   --------
Distributions from net
 realized gains from
 investments............     (3.46)     (2.32)     (0.75)
                          --------   --------   --------
Net asset value, end of
 period.................  $  15.07   $  13.59   $  15.88
                          --------   --------   --------
                          --------   --------   --------
Total investment
 return(1)..............     40.39%     (0.99)%    27.28%
                          --------   --------   --------
                          --------   --------   --------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........  $143,058   $134,495   $157,021
Expenses to average net
 assets, net of waivers
 from adviser...........      2.28%      2.36%      2.34%
Expenses to average net
 assets, before fee
 waivers from adviser...      2.28%      2.36%      2.34%
Net investment loss to
 average net assets, net
 of waivers from
 adviser................     (1.92)%    (1.95)%    (1.87)%
Net investment loss to
 average net assets
 before fee waivers from
 adviser................     (1.92)%    (1.95)%    (1.87)%
Portfolio turnover......        64%        56%        57%

---------

 *   Annualized.

 # Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

 'D' Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

                                  ------------
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                               Prospectus Page 28

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                            ------------------------
                            PaineWebber Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
                                   (Continued)
--------------------------------------------------------------------------------

PAINEWEBBER MID CAP FUND

                                 CLASS C                                                 CLASS Y
     ---------------------------------------------------------------   -------------------------------------------
                          FOR THE                                                           FOR THE      FOR THE
                            FIVE                                                              FIVE        PERIOD
       FOR THE YEARS       MONTHS                                        FOR THE YEARS       MONTHS     MARCH 17,
     ENDED AUGUST 31,      ENDED      FOR THE YEARS ENDED MARCH 31,    ENDED AUGUST 31,      ENDED      1998'D' TO
     -----------------   AUGUST 31,   ------------------------------   -----------------   AUGUST 31,   MARCH 31,
      2000      1999       1998#        1998       1997       1996      2000      1999       1998#         1998
     -------   -------     -----        ----       ----       ----     -------   -------     -----         ----
     $  9.57   $  7.26    $ 14.07     $ 12.87    $ 15.14    $ 12.54    $10.70    $ 7.97      $15.00       $14.90
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
       (0.20)    (0.15)     (0.06)      (0.26)     (0.29)     (0.27)    (0.07)    (0.02)      (0.01)       --
        6.42      3.12      (2.90)       4.92       0.34       3.62      7.22      3.41       (3.17)        0.10
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
        6.22      2.97      (2.96)       4.66       0.05       3.35      7.15      3.39       (3.18)        0.10
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
       (0.93)    (0.66)     (3.85)      (3.46)     (2.32)     (0.75)    (0.93)    (0.66)      (3.85)       --
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
     $ 14.86   $  9.57    $  7.26     $ 14.07    $ 12.87    $ 15.14    $16.92    $10.70      $ 7.97       $15.00
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
       68.14%    42.17%    (27.58)%     40.46%     (0.91)%    27.16%    69.72%    43.77%     (27.31)%       0.67%
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------
     -------   -------    -------     -------    -------    -------    ------    ------      ------       ------

     $27,561   $16,594    $16,875     $27,814    $24,810    $27,601    $  746    $  290      $   65       $   35
        2.25%     2.43%      2.28%*      2.29%      2.37%      2.36%     1.23%     1.36%       1.23%*       1.22%*
        2.26%     2.43%      2.28%*      2.29%      2.37%      2.36%     1.24%     1.36%       1.23%        1.22%*
       (1.63)%   (1.47)%    (1.42)%*    (1.94)%    (1.97)%    (1.89)%   (0.60)%   (0.36)%     (0.29)%*      0.00%*
       (1.64)%   (1.47)%    (1.42)%*    (1.94)%    (1.97)%    (1.89)%   (0.61)%   (0.36)%     (0.29)%*      0.00%*
          71%       79%        80%         64%        56%        57%       71%       79%         80%          64%

                                  ------------
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


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                          ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund




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                                  ------------
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


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PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund




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                               Prospectus Page 31

--------------------------------------------------------------------------------
                          ------------------------
PaineWebber Growth Fund                                 PaineWebber Mid Cap Fund
                       PaineWebber Growth and Income Fund

TICKER SYMBOL:          Growth Fund Class:  A:   PGRAX        Growth and Income Fund Class:  A:   PDGAX
                                            B:   PGRBX                                       B:   PDGBX
                                            C:   PGRDX                                       C:   PWDDX
                                            Y:   PGRYX                                       Y:   PWGYX

                       Mid Cap Fund Class:  A:   PWCAX
                                            B:   PWCBX
                                            C:   PWCDX
                                            Y:   None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the funds:

For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

Free, from the EDGAR Database on the SEC's Internet website at:
http://www.sec.gov

PaineWebber Olympus Fund
 -- PaineWebber Growth Fund
Investment Company Act File No. 811-4180

PaineWebber America Fund
 -- PaineWebber Growth and Income Fund
Investment Company Act File No. 811-3502

PaineWebber Managed Assets Trust
 -- PaineWebber Mid Cap Fund
Investment Company Act File No. 811-6376

'c'2000 PaineWebber Incorporated. All rights reserved.

                                  ------------
--------------------------------------------------------------------------------



                          STATEMENT OF DIFFERENCES
                          ------------------------

The copyright symbol shall be expressed as ........................... 'c'
The service mark symbol shall be expressed as ........................ 'sm'
The dagger symbol shall be expressed as .............................. 'D'